SUBSEQUENT EVENTS (Details) - USD ($)	Feb. 01, 2022	Jan. 24, 2022
Subsequent Event | ITHAX ACQUISITION CORP.
Subsequent Event [Line Items]
Contingent fee	$ 625,000	$ 500,000